Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Number of quarries distribution facilities and plants	304
Number of states with aggregates business sales by destination	31
Percentage of aggregates business net sales in top five sales states	57.00%
Maximum FDIC, insurance limit to not available of funds in lockboxes	$ 250,000
Company policy for maximum cash maintained at one bank	100,000,000
Cash and cash equivalents	26,022,000	70,323,000	263,591,000	37,794,000
Bank time deposit accounts	12,652,000	33,037,000
Investment in money market mutual funds		30,185,000
Minimum deposit at bank related to guarantee of affiliate	an amount greater than or equal to $5,000,000
Depository accounts at Fifth Third Bank	5,014,000
Minimum at risk receivable balance for specific reserve	50,000
Weighted-average fair value of stock option granted	$ 29.94	$ 33.95	$ 28.72
Minimum likelihood for recognition of tax benefit related to uncertain tax position	50.00%
Interest expense on accrual for uncertain tax positions	305,000	1,327,000
Current Liability [Member]
Tax benefit on interest accrued for uncertain tax positions	35,000
Accrued interest	54,000
Noncurrent Liability [Member]
Tax benefit on interest accrued for uncertain tax positions	144,000	214,000
Accrued interest	$ 220,000	$ 327,000